Income Taxes (Schedule Of Reconciliation Of Change In Uncertain Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized tax benefits, beginning balance	$ 424,601	$ 316,247	$ 105,330
Gross additions for current year positions	44,293	142,778	65,439
Gross reductions for prior period positions	(64,887)	(35,888)	(234)
Gross additions for prior period positions	22,765	2,111	3,460
Decrease due to lapse of statute of limitations	(13,151)	(3,085)	(75)
Additions related to acquisitions	0	2,350	150,152
Currency translation adjustment			(7,825)
Currency translation adjustment	2,330	88
Unrecognized tax benefits, ending balance	415,951	424,601	316,247
Accrued interest and penalties	19,185		$ 19,000
Total UTB balance including accrued interest and penalties	435,136	$ 443,600
Current portion	17,100
Non-current portion	$ 418,036